STATEMENT OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)		Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Total
Balance at Dec. 31, 2001		$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Dec. 31, 2001		0
Issuance of common stock 9/1/02, $.0167 (1)	[1]	5,985	4,015	0	10,000
Issuance of common stock 9/1/02, $.0167 (1) (in shares)	[1]	598,549
Issuance of common stock, new issues		30	4,970		5,000
Issuance of common stock, new issues (in shares)		2,993
Net loss				(51,057)	(51,057)
Balance at Dec. 31, 2002		6,015	8,985	(51,057)	(36,057)
Balance (in shares) at Dec. 31, 2002		601,542
Issuance of common stock 2/12/03, $.0167 and 12/14/05, $.0167	[2]	239	161		400
Issuance of common stock 2/12/03, $.0167 and 12/14/05, $.0167 (in shares)	[2]	23,942
Issuance of common 6/11 and 12,$1.67 (3)	[3]	216	34,784		35,000
Issuance of common 6/11 and 12,$1.67 (3) (in shares)	[3]	21,548
Net loss				(90,461)	(90,461)
Balance at Dec. 31, 2003		6,470	43,930	(141,518)	(91,118)
Balance (in shares) at Dec. 31, 2003		647,032
Issuance of common 5/25/04, $.0167 (4)	[4]	66	44		110
Issuance of common 5/25/04, $.0167 (4) (in shares)	[4]	6,567
Net loss				(90,353)	(90,353)
Balance at Dec. 31, 2004		6,536	43,974	(231,871)	(181,361)
Balance (in shares) at Dec. 31, 2004		653,599
Issuance of common stock 2/12/03, $.0167 and 12/14/05, $.0167	[5]	150	100		250
Issuance of common stock 2/12/03, $.0167 and 12/14/05, $.0167 (in shares)	[5]	14,964
Vested stock options and warrants			2,793		2,793
Net loss				(123,852)	(123,852)
Balance at Dec. 31, 2005		6,686	46,867	(355,723)	(302,170)
Balance (in shares) at Dec. 31, 2005		668,563
Issuance of common 5/16 and 8/8, $.0167 (6)	[6]	869	582		1,451
Issuance of common 5/16 and 8/8, $.0167 (6) (in shares)	[6]	86,869
Issuance of common 10/19 and 23, $.0167 (7)	[7]	389	261		650
Issuance of common 10/19 and 23, $.0167 (7) (in shares)	[7]	38,906
Issuance of common 12/01, $1.67 (8)	[8]	287	44,523		44,810
Issuance of common 12/01, $1.67 (8) (in shares)	[8]	28,739
Vested stock options and warrants			13,644		13,644
Net loss				(273,026)	(273,026)
Balance at Dec. 31, 2006		8,231	105,877	(628,749)	(514,641)
Balance (in shares) at Dec. 31, 2006		823,077
Vested stock options and warrants			73,907		73,907
Capital contributions resulting from waivers of debt			346,714		346,714
Issuance of common stock, conversion of convertible securities	[9]	6	994		1,000
Issuance of common stock, conversion of convertible securities (in shares)	[9]	599
Value of equity instruments issued with debt			132,938		132,938
Net loss				(752,415)	(752,415)
Balance at Dec. 31, 2007		8,237	660,430	(1,381,164)	(712,497)
Balance (in shares) at Dec. 31, 2007		823,676
Issuance of common stock, new issues	[10]	45,528	1,547,974		1,593,502
Issuance of common stock, new issues (in shares)	[10]	4,552,862
Shares issued to finders, agents		20,127	(20,127)		0
Shares issued to finders, agents (in shares)		2,012,690
Shares issued to pay direct legal fees		2,857	(2,857)
Shares issued to pay direct legal fees (in shares)		285,714
Issuance of common due to antidilution provisions		2,059	(2,059)		0
Issuance of common due to antidilution provisions (in shares)		205,899
Shares issued to pay investor relations services 6/23/08, $.35		2,500	85,000		87,500
Shares issued to pay investor relations services 6/23/08, $.35 (in shares)		250,000
Vested stock options and warrants			354,994		354,994
Capital contributions resulting from waivers of debt			129,684		129,684
Net loss				(1,762,628)	(1,762,628)
Balance at Dec. 31, 2008		81,308	2,753,039	(3,143,792)	(309,445)
Balance (in shares) at Dec. 31, 2008		8,130,841
Issuance of common stock, new issues		1,250	(1,250)		0
Issuance of common stock, new issues (in shares)		125,000
Shares issued to finders, agents		1,000	49,000		50,000
Shares issued to finders, agents (in shares)		100,000
Cumulative effect of adoption of EITF 07-5			(486,564)	6,654	(479,910)
Vested stock options and warrants			111,835		111,835
Shares issued under PMM in April 2009, $.50		7,000	343,000		350,000
Shares issued under PMM in April 2009, $.50 (in shares)		700,000
Shares issued under PPM in May 2009, $.50		2,200	107,800		110,000
Shares issued under PPM in May 2009, $.50 (in shares)		220,000
Shares issued under PPM in June 2009, $.50		500	24,500		25,000
Shares issued under PPM in June 2009, $.50 (in shares)		50,000
Shares issued under PPM in August 2009, $.50		800	39,200		40,000
Shares issued under PPM in August 2009, $.50 (in shares)		80,000
Shares issued under PPM in September 2009, $.50		1,500	73,500		75,000
Shares issued under PPM in September 2009, $.50 (in shares)		150,000
Shares issued to directors, management and consultant in August 2009, $.50		7,978	390,927		398,905
Shares issued to directors, management and consultant in August 2009, $.50 (in shares)		797,810
Capital contributions resulting from waivers of debt			84,600		84,600
Value of equity-linked financial instruments issued in connection with PPMs			(222,296)		(222,296)
Shares issued to consultant for fund raising		300	(300)		0
Shares issued to consultant for fund raising (in shares)		30,000
Shares issued under PPM in November 2009, $.50		500	24,500		25,000
Shares issued under PPM in November 2009, $.50 (in shares)		50,000
Shares issued upon conversion of debt and interest, $.27		9,354	247,100		256,454
Shares issued upon conversion of debt and interest, $.27 (in shares)		935,446
Issuance of common stock, conversion of convertible securities		140	4,766		4,906
Issuance of common stock, conversion of convertible securities (in shares)		14,024
Value of equity instruments issued with debt			30,150		30,150
Net loss				(2,892,230)	(2,892,230)
Balance at Dec. 31, 2009		113,830	3,573,507	(6,029,368)	(2,342,031)
Balance (in shares) at Dec. 31, 2009		11,383,121
Vested stock options and warrants			11,382		11,382
Shares issued in March 2010 under PPM, $.50		1,746	85,529		87,275
Shares issued in March 2010 under PPM, $.50 (in shares)		174,550
Shares issued to consultants for IR and consulting, $.50		3,741	183,304		187,045
Shares issued to consultants for IR and consulting, $.50 (in shares)		374,090
Value of equity instruments issued for consulting services			354,602		354,602
Value of equity-linked financial instruments issued in connection with PPM in first quarter			(25,553)		(25,553)
Shares issued in April 2010 under PPM, $.50		1,800	88,200		90,000
Shares issued in April 2010 under PPM, $.50 (in shares)		180,000
Shares issued in May 2010 to consultant, $.50		129	6,296		6,425
Shares issued in May 2010 to consultant, $.50 (in shares)		12,850
Shares issued in May 2010 to 2008 investors as a penalty for late registration of 4,552,862 shares, $.50		7,102	348,022		355,124
Shares issued in May 2010 to 2008 investors as a penalty for late registration of 4,552,862 shares, $.50 (in shares)		710,248
Value of equity instruments issued with debt in second quarter			96,613		96,613
Value of equity-linked financial instruments issued in connection with PPM in second quarter			(31,332)		(31,332)
Value of equity-linked financial instruments issued in connection with PPM in third quarter			(31,506)		(31,506)
Value of equity instruments issued with debt in third quarter			15,553		15,553
Shares issued in September 2010 under PPM, $.10		2,500	22,500		25,000
Shares issued in September 2010 under PPM, $.10 (in shares)		250,000
Shares issued to consultants in third quarter at $.22 per share		4,889	102,660		107,549
Shares issued to consultants in third quarter at $.22 per share (in shares)		488,860
Shares issued, November 2010, upon exercise of warrants at $.135 per share		1,286	16,071		17,357
Shares issued, November 2010, upon exercise of warrants at $.135 per share (in shares)		128,571
Shares issued to directors as compensation at $.15 per share		3,000	42,000		45,000
Shares issued to directors as compensation at $.15 per share (in shares)		300,000
Value of equity instruments issued with debt in fourth quarter			7,308		7,308
Vested stock options in fourth quarter			161,107		161,107
Equity instruments issued to consultants in fourth quarter			26,234		26,234
Net loss				(1,352,709)	(1,352,709)
Balance at Dec. 31, 2010		140,023	5,052,497	(7,382,077)	(2,189,557)
Balance (in shares) at Dec. 31, 2010		14,002,290
Shares issued to consultants in third quarter at $.22 per share		8,228	46,772		55,000
Shares issued to consultants in third quarter at $.22 per share (in shares)		822,842
Value of equity instruments issued with debt			47,908		47,908
Equity instruments issued to consultants in first quarter			85,916		85,916
Value of equity-linked financial instruments issued in connection with stock in first quarter			(265,815)		(265,815)
Value of equity-linked financial instruments issued in connection with stock in second quarter			(20,695)		(20,695)
Shares issued in first quarter at $.075 per share under PPM		53,334	346,666		400,000
Shares issued in first quarter at $.075 per share under PPM (in shares)		5,333,334
Shares issued in first quarter at $.085 per share under PPM		12,941	97,059		110,000
Shares issued in first quarter at $.085 per share under PPM (in shares)		1,294,117
Shares issued in first quarter at $.09 per share under PPM		2,000	16,000		18,000
Shares issued in first quarter at $.09 per share under PPM (in shares)		200,000
Shares issued in first quarter at $.10 per share under PPM		1,500	13,500		15,000
Shares issued in first quarter at $.10 per share under PPM (in shares)		150,000
Stock issued upon conversion of debt in first quarter		4,160	15,840		20,000
Stock issued upon conversion of debt in first quarter (in shares)		416,010
Stock issued to pay interest on debt in second quarter		1,583	20,917		22,500
Stock issued to pay interest on debt in second quarter (in shares)		158,333
Shares issued in second quarter at $.085 per share under PPM		5,882	44,118		50,000
Shares issued in second quarter at $.085 per share under PPM (in shares)		588,236
Shares issued in second quarter at $.07 per share under PPM		5,000	30,000		35,000
Shares issued in second quarter at $.07 per share under PPM (in shares)		500,000
Stock issued upon conversion of debt and interest		9,407	22,593		32,000
Stock issued upon conversion of debt and interest (in shares)		940,737
Stock options issued to management in second quarter			65,204		65,204
Stock options issued to management in third quarter			200,189		200,189
Shares issued in third quarter at $.06 per share under PPM		29,167	145,833		175,000
Shares issued in third quarter at $.06 per share under PPM (in shares)		2,916,666
Shares issued in third quarter at $.07 per share under PPM		5,715	34,285		40,000
Shares issued in third quarter at $.07 per share under PPM (in shares)		571,429
Shares issued in third quarter at $.075per share under PPM		5,833	29,167		35,000
Shares issued in third quarter at $.075per share under PPM (in shares)		583,334
Shares issued in third quarter at $.20 per share under PPM		5,625	106,875		112,500
Shares issued in third quarter at $.20 per share under PPM (in shares)		562,500
Shares issued upon exercise of a management stock option		1,000	0		1,000
Shares issued upon exercise of a management stock option (in shares)		100,000
Net loss				(1,518,933)	(1,518,933)
Balance at Sep. 30, 2011		$ 291,398	$ 6,134,829	$ (8,901,010)	$ (2,474,783)
Balance (in shares) at Sep. 30, 2011		29,139,828

[1]	(1) Founders shares, 1,000,000 pre-split
[2]	(2) 23,492 (40,000 pre-split) shares valued at $.0167 per share as compensation for loan guarantees by management
[3]	(3) Investment including 670 shares issued as a 10% finder's fee
[4]	(4) For payment of patent legal fees
[5]	(5) Compensation for loan guarantees by management
[6]	(6) For vendor contractual consideration
[7]	(7) Employment agreements
[8]	(8) Investment
[9]	(9) Conversion of convertible notes by management
[10]	(10) Investment, "October 2008 financing".